Document And Entity Information	9 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Cryoport, Inc.
Trading Symbol	CYRX
Entity Central Index Key	0001124524
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company